BASIS OF PRESENTATION (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Recent Accounting Pronouncements

Recent Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers, which amended existing guidance related to revenue from contracts with customers. This amendment supersedes and replaces nearly all existing revenue recognition guidance, including industry-specific guidance, establishes a new control-based revenue recognition model, changes the basis for deciding when revenue is recognized over time or at a point in time, provides new and more detailed guidance on specific topics and expands and improves disclosures about revenue. In addition, this amendment specifies the accounting for some costs to obtain or fulfill a contract with a customer. These amendments are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that period. The amendments should be applied retrospectively to all periods presented or retrospectively with the cumulative effect recognized at the date of initial application. The Company is currently evaluating the impact of this new accounting standard on the consolidated financial statements.

In January 2016, FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The main provisions of the update are to eliminate the available-for-sale classification of accounting for equity securities and to adjust fair value disclosures for financial instruments carried at amortized costs such that the disclosed fair values represent an exit price as opposed to an entry price. The amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those years. Generally, early adoption of the amendments in this update is not permitted. An entity should apply the amendments by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The Company is currently evaluating the impact of this new accounting standard on the consolidated financial statements.

In February 2016, FASB issued ASU 2016-02, Leases, with the intention of improving financial reporting about leasing transactions. The ASU requires all lessees to recognize lease assets and lease liabilities on the balance sheet. Lessor accounting is largely unchanged by the ASU, however disclosures about the amount, timing, and uncertainty of cash flows arising from leases are required of both lessees and lessors. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach provides for optional practical expedients when applying the ASU to leases that commenced before the effective date of the ASU. The Company is currently evaluating the impact of this new accounting standard on the consolidated financial statements but expects that assets and liabilities will increase to reflect the impact of this standard.

In March 2016, FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which will change how the Company accounts for certain aspects of share-based payments to employees. Under the guidance, excess tax benefits generated when the tax-return deductible compensation expense for the award exceeds the cumulative compensation cost recognized for financial reporting purposes will be recorded as an income tax benefit in the income statement rather than being recognized directly to additional paid-in capital. The accounting for an employee’s use of shares to satisfy the Company’s statutory income tax withholding obligation and for forfeitures is also changing. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016 and all guidance will be applied prospectively. The Company is currently evaluating the impact of this new accounting standard on the consolidated financial statements.

In June 2016, FASB issued ASU 2016-13, Financial Instruments – Credit Losses, which will change how the Company measures credit losses for most of its financial assets. For loans held for investment, off-balance-sheet credit exposures, such as loan commitments and standby letters of credit, and held-to-maturity investment securities. The Company will be required to use a new forward-looking expected loss model that is anticipated to result in the earlier recognition of allowances for losses. For available-for-sale securities with unrealized losses, the Company will measure credit losses in a manner similar to current practice, but will recognize those credit losses as allowances rather than reductions in the amortized cost of the securities. In addition, the ASU requires significantly more disclosure including information about credit quality by year of origination for most loans. The ASU is effective for the Company beginning in the first quarter of 2020. Generally, the amendments will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company is currently evaluating the impact of this new accounting standard on the consolidated financial statements.

Recent Accounting Pronouncements: In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, which amended existing guidance related to revenue from contracts with customers. This amendment supersedes and replaces nearly all existing revenue recognition guidance, including industry-specific guidance, establishes a new control-based revenue recognition model, changes the basis for deciding when revenue is recognized over time or at a point in time, provides new and more detailed guidance on specific topics and expands and improves disclosures about revenue. In addition, this amendment specifies the accounting for some costs to obtain or fulfill a contract with a customer. These amendments are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that period. The amendments should be applied retrospectively to all periods presented or retrospectively with the cumulative effect recognized at the date of initial application. The Company is currently evaluating the impact of this new accounting standard on the consolidated financial statements.

In September 2015, FASB issued ASU 2015-16, Business Combinations-Simplifying the Accounting for Measurement-Period Adjustments, which amends how the change in provisional amounts are accounted for during the measurement period following a business combination. These amendments require that recognized adjustments to provisional amounts that are identified during the measurement period be recognized during the period the adjustments are determined. In addition, disclosure is required of the amount recorded in current-period earnings by financial statement line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The guidance is effective for fiscal years beginning after December 31, 2015, including interim periods within those fiscal years. The amendments should be applied prospectively with earlier application permitted for financial statements that have not been issued. The Company does not expect the implementation to have a significant impact on the consolidated financial statements.

In January 2016, FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The main provisions of the update are to eliminate the available-for-sale classification of accounting for equity securities and to adjust fair value disclosures for financial instruments carried at amortized costs such that the disclosed fair values represent an exit price as opposed to an entry price. The amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those years. Generally, early adoption of the amendments in this update is not permitted. An entity should apply the amendments by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The Company is currently evaluating the impact of this new accounting standard on the consolidated financial statements.

In February 2016, FASB issued ASU 2016-02, Leases, with the intention of improving financial reporting about leasing transactions. The ASU requires all lessees to recognize lease assets and lease liabilities on the balance sheet. Lessor accounting is largely unchanged by the ASU, however disclosures about the amount, timing, and uncertainty of cash flows arising from leases are required of both lessees and lessors. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach provides for optional practical expedients when applying the ASU to leases that commenced before the effective date of the ASU. The Company is currently evaluating the impact of this new accounting standard on the consolidated financial statements.

Nature of Operations

Nature of Operations: Equity Bancshares, Inc. is a bank holding company, whose principal activity is the ownership and management of its wholly owned subsidiary, Equity Bank (“Equity Bank”). SA Holdings, Inc. is a wholly owned subsidiary of Equity Bank and was established for the purpose of holding and selling other real estate owned. These entities are collectively referred to as the (“Company”). All significant intercompany accounts and transactions have been eliminated in consolidation.

Equity Bank is a Kansas state-chartered bank and member of the Federal Reserve (state Fed member bank, jointly supervised by both the Federal Reserve Bank of Kansas City and the Office of the Kansas State Bank Commissioner).

The Company is primarily engaged in providing a full range of banking, mortgage banking, and financial services to individual and corporate customers in Kansas and Missouri. Equity Bank competes with a variety of other financial institutions including large regional banks, community banks and thrifts as well as credit unions and other non-traditional lenders.

Use of Estimates

Use of Estimates: To prepare financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ.

Cash Equivalents

Cash Equivalents: Cash and cash equivalents include cash, deposits with other financial institutions with original maturities less than 90 days, and federal funds sold. Net cash flows are reported for customer loan and deposit transactions, interest-bearing deposits in other financial institutions, federal funds purchased, retail repurchase agreements, Federal Home Loan Bank advances, and contractual obligations.

Securities

Securities: Securities are classified as held-to-maturity when management has the positive intent and ability to hold them to maturity. Securities are classified as available-for-sale when they might be sold before maturity. Held-to-maturity securities are carried at amortized cost while securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for certain securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. All OTTI related to equity securities is recognized through earnings.

Loans Held for Sale

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings. Mortgage loans held for sale are sold with servicing rights released. Gains or losses on held for sale loans are recognized upon completion of the sale and based on the difference between the net sales proceeds and carrying value of the sold loan.

Loans

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of previous charge-offs and an allowance for loan losses, and for purchased loans, net of unamortized purchase premiums and discounts. Interest income is accrued on the unpaid principal balance.

Purchased Credit Impaired Loans. As a part of acquisitions, the Company acquired certain loans, for which there was, at acquisition, evidence of deterioration of credit quality since origination. These purchased credit impaired loans were recorded at the amount paid, such that there is no carryover of the seller’s allowance for loan losses. After acquisition, losses are recognized by an increase in the allowance for loan losses. Such purchase credit impaired loans are accounted for individually. The Company estimates the amount and timing of expected cash flows for each loan, and the expected cash flows in excess of the amount paid are recorded as interest income over the remaining life of the loan (accretable yield). The excess of the loan’s contractual principal and interest over expected cash flows is not recorded (non-accretable difference). Over the life of the loan, expected cash flows continue to be estimated. If the present value of the expected cash flows is less than the carrying amount, a loss is recorded. If the present value of the expected cash flows is greater than the carrying amount, it is recognized as part of future interest income.

Nonaccrual Loans. Generally, loans are designated as nonaccrual when either principal or interest payments are 90 days or more past due based on contractual terms unless the loan is well secured and in the process of collection. Consumer loans are typically charged off no later than 180 days past due. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful. When a loan is placed on nonaccrual status, unpaid interest credited to income is reversed against income. Future interest income may be recorded on a cash basis after recovery of principal is reasonably assured. Nonaccrual loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Impaired Loans. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all contractual principal and interest due according to the terms of the loan agreement. All loans are individually evaluated for impairment. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or on the value of the underlying collateral if the loan is collateral dependent. The Company evaluates the collectability of both principal and interest when assessing the need for a loss accrual.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Troubled Debt Restructurings. In cases where a borrower experiences financial difficulties and the Company makes certain concessionary modifications to contractual terms, the loan is classified as a troubled debt restructured loan and classified as impaired. Generally, a nonaccrual loan that is a troubled debt restructuring remains on nonaccrual until such time that repayment of the remaining principal and interest is not in doubt, and the borrower has a period of satisfactory repayment performance.

Allowance for Loan Losses

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the collectability of a loan balance is unlikely. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. A loan review process, independent of the loan approval process, is utilized by management to verify loans are being made and administered in accordance with Company policy, to review loan risk grades and potential losses, to verify that potential problem loans are receiving adequate and timely corrective measures to avoid or reduce losses, and to assist in the verification of the adequacy of the loan loss reserve. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported net at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the sale of the collateral. Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component of the allowance for loan losses covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio and class and is based on the actual loss history experienced by the Company. This actual loss experience is then adjusted by comparing current conditions to the conditions that existed during the loss history. The Company considers the changes related to (i) lending policies, (ii) economic conditions, (iii) nature and volume of the loan portfolio and class, (iv) lending staff, (v) volume and severity of past due, non-accrual, and risk graded loans, (vi) loan review system, (vii) value of underlying collateral for collateral dependent loans, (viii) concentration levels, and (ix) effects of other external factors.

The Company considers loan performance and collateral values in assessing risk for each class in the loan portfolio, as follows:

•	Commercial and industrial loans are dependent on the strength of the industries of the related borrowers and the success of their businesses. Commercial and industrial loans are advanced for equipment purchases, to provide working capital, or meet other financing needs of the business. These loans may be secured by accounts receivable, inventory, equipment, or other business assets. Financial information is obtained from the borrower to evaluate the debt service coverage and ability to repay the loans.

•	Commercial real estate loans are dependent on the industries tied to these loans as well as the local commercial real estate market. The loans are secured by real estate, and typically appraisals are obtained to support the loan amount. Generally, an evaluation of the project’s cash flows is performed to evaluate the borrower’s ability to repay the loan at the time of origination and periodically updated during the life of the loan.

•	Residential real estate loans are affected by the local residential real estate market, the local economy, and movement in interest rates. The Company evaluates the borrower’s repayment ability through a review of credit reports and debt to income ratios. Generally, appraisals are obtained to support the loan amount.

•	Agricultural real estate loans are real estate loans related to farmland, and are affected by the value of farmland. Generally, the Company evaluates the borrower’s ability to repay based on cash flows from farming operations.

•	Consumer loans are dependent on the local economy. Consumer loans are generally secured by consumer assets, but may be unsecured. Typically, the Company evaluates the borrower’s repayment ability through a review of credit scores and an evaluation of debt to income ratios.

•	Agricultural loans are primary operating lines subject to annual farming revenues including productivity and yield of the farm products and market pricing at the time of sale.

There have been no material changes to the Company’s accounting policies related to its allowance for loan loss methodology during 2015 and 2014.

Transfers of Financial Assets

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Bank Owned Life Insurance

Bank Owned Life Insurance: The Company maintains insurance policies on certain key executives as well as policies from acquired institutions. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. In some cases, the Company has entered into agreements with the insured which would require it to make one-time payments to the insured’s beneficiaries if certain conditions exist at the time of death.

Other Real Estate Owned

Other Real Estate Owned: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less estimated cost to sell when acquired, establishing a new cost basis. Generally, collateral properties are recorded as other real estate owned when the Company takes physical possession. Physical possession of residential real estate collateral occurs when legal title is obtained upon completion of foreclosure or when the borrower conveys all interest in the property to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Other real estate owned properties are subsequently accounted for at the lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Premises and Equipment

Premises and Equipment: Land is carried at cost. Premises and equipment are carried at cost less accumulated depreciation. Depreciation is an estimate and is charged to expense using the straight-line method over the estimated useful lives of the respective assets. The useful lives of buildings and related components are estimated to be 39 years. The useful lives of furniture, fixtures and equipment are estimated to be 4 to 7 years. Leasehold improvements are capitalized and depreciated using the straight-line method over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Buildings held for sale are carried at the lower of cost or fair value.

Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Federal Reserve Bank and Federal Home Loan Bank Stock

Federal Reserve Bank and Federal Home Loan Bank Stock: Federal Reserve Bank (“FRB”) and Federal Home Loan Bank (“FHLB”) stocks are required investments for institutions that are members of the FRB and FHLB systems. FRB and FHLB stocks are carried at cost, considered restricted securities, and are periodically evaluated for impairment based on the ultimate recovery of par value. Both cash and stock dividends are reported as income.

Goodwill and Core Deposit Intangibles

Goodwill and Core Deposit Intangibles: Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of acquired tangible assets and liabilities and identifiable intangible assets. Core deposit intangibles are acquired customer relationships arising from whole bank and branch acquisitions. Core deposit intangibles are initially measured at fair value and then are amortized over their estimated useful lives using an accelerated method. The useful lives of the core deposits are estimated to generally be between seven and ten years. Goodwill and core deposit intangibles are assessed at least annually for impairment and any such impairment is recognized and expensed in the period identified. The Company has selected December 31 as the date to perform its annual goodwill impairment test. Goodwill is the only intangible asset with an indefinite useful life.

Credit Related Financial Instruments

Credit Related Financial Instruments: Credit related financial instruments include off-balance-sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Derivatives

Derivatives: The Company is exposed to interest-rate risk primarily from the effect of interest rate changes on its interest-earning assets and its sources of funding these assets. The Company will periodically enter into interest rate swaps or interest rate caps/floors to manage certain interest rate risk exposure.

An interest rate swap is an agreement between two entities to exchange cash flows in the future. The agreement sets the dates on which the cash flows will be paid and the manner in which the cash flows will be calculated. Typically, an interest rate swap transaction is used as an exchange of cash flows based on a fixed rate for cash flows based on a variable rate.

In an interest rate cap agreement, a cash flow is generated if the price or interest rate of an underlying variable rises above a certain threshold price or interest rate. In an interest rate floor agreement, a cash flow is generated if the price or interest rate of an underlying variable falls below a certain threshold price or interest rate. Caps and floors are designed as protection against the interest rate on a variable rate asset or liability rising above or falling below a certain level.

At the inception of a derivative contract, the Company designates the derivatives as one of three types based on the Company’s intentions and belief as to likely effectiveness as a hedge. These three types are (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value hedge”), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”), or (3) an instrument with no hedging designation (“stand-alone derivative”). For a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in current earnings as fair value changes. For a cash flow hedge, the gain or loss on the derivative is reported in other comprehensive income and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. For both types of hedges, changes in the fair value of derivatives that are not highly effective in hedging the changes in fair value or expected cash flows of the hedged item are recognized immediately in current earnings. Changes in the fair value of derivatives that do not qualify for hedge accounting are reported currently in earnings, as non-interest income.

Net cash settlements on derivatives that qualify for hedge accounting are recorded in interest income or interest expense, based on the item being hedged. Net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged unless the derivative meets the criteria to be a financing derivative. All derivatives are recognized in the consolidated balance sheet at their fair values and are reported as either derivative assets or derivative liabilities net of accrued net settlements and collateral, if any. The individual derivative amounts are netted by counterparty when the netting requirements have been met. If these netted values are positive, they are classified as an asset and, if negative, they are classified as a liability.

The Company formally documents the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions at the inception of the hedging relationship. This documentation includes linking fair value or cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis (at least quarterly), whether the derivative instruments that are used are highly effective in offsetting changes in fair values or cash flows of the hedged items. The Company discontinues hedge accounting when it determines that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.

When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded as non-interest income. When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that are accumulated in other comprehensive income are amortized into earnings over the same periods which the hedged transactions will effect earnings.

The Company has entered into interest rate cap derivatives to assist with interest rate risk management. These derivatives are not designated as hedging instruments but rather as stand-alone derivatives. The fair values of stand-alone derivatives are included in other assets and other liabilities. Changes in fair value of stand-alone derivatives are recorded through earnings as non-interest income.

Income Taxes

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. A tax position is recognized as a benefit only if it is “more likely than not” that the tax position will be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is more likely than not to be realized on examination. The Company does not expect the total amount of unrecognized tax benefits to materially change in the next twelve months.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense. No such interest or penalties were incurred in 2015, 2014 or 2013.

Earnings Per Common Share

Earnings Per Common Share: Net income, less dividends and discount accretion on preferred stock, equals net income allocable to common stockholders. Basic earnings per common share is net income allocable to common stockholders divided by the weighted average number of common shares and vested restricted stock units outstanding during the period. Diluted earnings per common share include the dilutive effect of additional potential common shares of unexercised stock options and unvested restricted stock units.

Share-Based Payments

Share-Based Payments: The Company has share-based payments, which are described more fully in a subsequent note. Compensation expense associated with the stock option plan is based on the fair value of the options at the grant date. This compensation is expensed over the periods during which the options vest. Options vest based on the passage of time or the achievement of performance targets, depending on the structure of the related grant.

Compensation expense associated with restricted stock units is based on the fair value of the units at the grant date. This compensation expense is recognized ratably over the service period stipulated in the grant agreement.

Comprehensive Income

Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available-for-sale and the amortization of unrealized gains and losses on securities transferred to held-to-maturity from available-for-sale.

Loss Contingencies

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Additional discussion of loss contingencies at December 31, 2015 is presented in a subsequent note.

Restrictions on Cash

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank was required to meet regulatory reserve and clearing requirements. The regulatory reserve and clearing requirements required at both December 31, 2015 and 2014 was $25.

Dividend Restriction

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the wholly owned subsidiaries to the holding company or by the holding company to stockholders.

Fair Value

Fair Value: Fair values of financial instruments, impaired loans, other real estate owned, and buildings held for sale are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, collateral values and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could materially affect the estimates.

Segment Information

Segment Information: As a community-oriented financial institution, substantially all of the Company’s operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these banking operations, which constitute the Company’s only operating segment for financial reporting purposes.

Reclassifications

Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation. Management determined the items reclassified are immaterial to the consolidated financial statements taken as a whole and did not result in a change in equity or net income for years ended December 31, 2015, 2014 and 2013.

Initial Public Offering (IPO)

Initial Public Offering (IPO): On November 16, 2015, the Company completed an IPO of 2,231,000 shares of Class A common stock, $0.01 par value. The Company sold 1,941,000 shares and selling stockholders sold 290,000 shares, which included 273,000 shares of Class A common stock that were issued upon the automatic conversion of an equal number of shares of Class B common stock as a result of the offering. All of the shares issued and sold in the initial public offering were registered under the Securities Act pursuant to a Registration Statement on Form S-1, which was declared effective by the Securities and Exchange Commission (SEC) on November 10, 2015. The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 (JOBS Act). Pursuant to the JOBS Act, an emerging growth company is provided the option to adopt new or revised accounting standards that may be issued by the Financial Accounting Standards Board (FASB) or the SEC either (i) within the same periods as those other wise applicable to non-emerging growth companies or (ii) within the same time periods as private companies. The Company has irrevocably elected to adopt new accounting standards within the public company adoption period.